UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Oliver
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ John M. Oliver              St. Helena, CA                     , 2012
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:       55
                                          -----------

Form 13F Information Table Value Total:   $193,641,415
                                          ------------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 06/30/12
                                                            Market       Total       6/30/12                 Discr-   Voting
Name of Issuer        Symbol         Class   Cusip           Value      Shares        PRICE                   etion    Auth
3M CO                   MMM         com        88579Y10   $  1,449,190    16174     89.6                       sole    none
ABBOTT LABS             ABT         com         2069485   $  4,977,600    77208    64.47                       sole    none
ALTRIA GROUP INC         MO         com        02209S10   $  6,793,014   196614    34.55                       sole    none
AT&T INC                  T         com        00206R10   $    469,000    13152    35.66                       sole    none
BANCO LATINOAM-E        BLX         com         2069485   $  6,152,189   287083    21.43                       sole    none
BANK NY MELLON           BK         com        06405810   $  1,618,505    73736    21.95                       sole    none
BANK OF AMER CRP      BAC H         com        06050576   $  1,341,874    51910    25.85                       sole    none
BANK OF AMER CRP      BML L         com        06050558   $  1,305,970    67076    19.47                       sole    none
BANK OF AMER CRP      BAC E         com        06050581   $    875,650    43543    20.11                       sole    none
BERKSHIRE HATH-A      BRK/A         com        08467010   $    624,725        5   124945                       sole    none
BERKSHIRE HATH-B      BRK/B         com        08467070   $  3,606,439    43279    83.33                       sole    none
BROWN-FORMAN -B        BF/B         com        11563720   $  3,777,053    38999    96.85                       sole    none
CAPITOL FEDERAL        CFFN         com        14057J10   $    664,532    55937    11.88                       sole    none
CATERPILLAR INC         CAT         com        14912310   $  3,052,684    35952    84.91                       sole    none
CHEVRON CORP            CVX         com        16676410   $  3,706,110    35129    105.5                       sole    none
COCA-COLA CO/THE         KO         com        19121610   $    709,340     9072    78.19                       sole    none
COMMONWEALTH REI        CWH         com        20323310   $  1,316,240    68841    19.12                       sole    none
COMPASS DIVERSIF       CODI         com        20451Q10   $  4,904,371   351316    13.96                       sole    none
CONSTELLATION-A         STZ         com        21036P10   $  1,867,627    69018    27.06                       sole    none
DOMINION RES/VA           D         com        25746U10   $  3,317,814    61441       54                       sole    none
EQUITY ONE INC          EQY         com        29475210   $  3,773,452   177993     21.2                       sole    none
EXXON MOBIL CORP        XOM         com        30231G10   $  8,354,456    97633    85.57                       sole    none
FRANKLIN RES INC        BEN         com        35461310   $  1,581,829    14252   110.99                       sole    none
GENERAL ELECTRIC         GE         com        36960410   $  2,581,826   123888    20.84                       sole    none
GOLDMAN SACHS GP       GS A         com        38143Y66   $  3,598,042   201571    17.85                       sole    none
GOVERNMENT PROPE        GOV         com        38376A10   $  6,437,991   284615    22.62                       sole    none
GRACO INC               GGG         com        38410910   $  3,027,041    65691    46.08                       sole    none
HJ HEINZ CO             HNZ         com        42307410   $  1,112,669    20461    54.38                       sole    none
IBM                     IBM         com        45920010   $  3,706,045    18949   195.58                       sole    none
INTEL CORP             INTC         com        45814010   $  3,565,077   133774    26.65                       sole    none
JOHNSON&JOHNSON         JNJ         com        47816010   $ 13,779,335   203957    67.56                       sole    none
JPMORGAN CHASE          JPM         com        46625H10   $  1,573,478    44038    35.73                       sole    none
KIMBERLY-CLARK          KMB         com        49436810   $  3,122,359    37273    83.77                       sole    none
KINDER MORGAN EN        KMP         com        49455010   $  3,501,289    44557    78.58                       sole    none
KRAFT FOODS INC         KFT         com        50075N10   $  3,600,350    93225    38.62                       sole    none
LIBERTY INTERA-A      LINTA         com        53071M10   $  2,494,206   140321   17.775                       sole    none
LOCKHEED MARTIN         LMT         com        53983010   $  4,334,146    49772    87.08                       sole    none
MCDONALDS CORP          MCD         com        58013510   $  3,924,623    44331    88.53                       sole    none
ML CAP TRUST V        MER F         com        59021K20   $    518,245    20788    24.93                       sole    none
ORITANI FINANCIA       ORIT         com        68633D10   $  2,909,269   202173    14.39                       sole    none
OXFORD INDS INC         OXM         com        69149730   $  7,497,665   167733     44.7                       sole    none
PEPSICO INC             PEP         com        71344810   $  7,698,407   108950    70.66                       sole    none
PHILIP MORRIS IN         PM         com        71817210   $ 13,722,159   157256    87.26                       sole    none
PROGRESS ENERGY         PGN         com        74326310   $  3,096,168    51457    60.17                       sole    none
REDWOOD TRUST           RWT         com        75807540   $  5,815,930   466020    12.48                       sole    none
SCRIPPS NET-CL A        SNI         com        81106510   $  1,802,519    31701    56.86                       sole    none
SOTHEBY'S               BID         com        83589810   $  1,426,540    42762    33.36                       sole    none
STAPLES INC            SPLS         com        85503010   $  2,506,605   192077    13.05                       sole    none
SYMETRA FINANCIA        SYA         com        87151Q10   $  3,404,056   269735    12.62                       sole    none
T ROWE PRICE GRP       TROW         com        74144T10   $  1,474,020    23412    62.96                       sole    none
TRAVELERS COS IN        TRV         com        89417E10   $  2,855,244    44725    63.84                       sole    none
VERIZON COMMUNIC         VZ         com        92343V10   $  3,314,246    74578    44.44                       sole    none
WALT DISNEY CO          DIS         com        25468710   $  3,836,932    79112     48.5                       sole    none
WESTAMERICA BANC       WABC         com        95709010   $  4,609,850    97687    47.19                       sole    none
WINDSTREAM CORP         WIN         com        97381W10   $    555,421    57497     9.66                       sole    none
                                                          $193,641,415